Intangible assets excluding goodwill	12 Months Ended
Dec. 31, 2025
Intangible assets excluding goodwill [Abstract]
Intangible assets excluding goodwill	12Intangible assets excluding goodwill

Accounting policies
Acquired finite-lived intangible assets are amortized using the straight-line method over their estimated useful life. The useful lives are evaluated annually. Intangible assets are initially capitalized at cost, with the exception of intangible assets acquired as part of a business combination, which are capitalized at their acquisition date fair value.
The company expenses all research costs as incurred. Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized as an intangible asset if the product or process is technically and commercially feasible, the company has sufficient resources and the intention to complete development and can measure the attributable expenditure reliably.
The capitalized development expenditure comprises of all directly attributable costs (including the cost of materials and direct labor). Other development expenditures and expenditures on research activities are recognized in the Consolidated statements of income. Capitalized development expenditure is stated at cost less accumulated amortization and impairment losses. Amortization of capitalized development expenditure is charged to the Consolidated statements of income on a straight-line basis over the estimated useful lives of the intangible assets.
Philips Group
Expected useful lives of intangible assets excluding goodwill in years

Brand names	2-20
Customer relationships	2-25
Technology	3-20
Other	1-10
Software	1-10
Product development	3-10
The weighted average expected remaining life of brand names, customer relationships, technology and other intangible assets is 8.2 years as of December 31, 2025 (2024: 8.5 years).
Impairment of intangible assets not yet ready for use
Intangible assets not yet ready for use are not amortized but are tested for impairment annually and whenever impairment indicators require. In the case of intangible assets not yet ready for use, either internal or external sources of information are considered to assess if there are indicators that an asset or a CGU may be impaired.
Impairment of non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets
Non-financial assets other than goodwill, intangible assets not yet ready for use, inventories and deferred tax assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset with the greater of its value in use and fair value less cost of disposal. Value in use is measured as the present value of future cash flows expected to be generated by the asset. Fair value less cost of disposal is measured as the amount obtained from a sale of an asset in an arm’s length transaction, less costs of disposal. If the carrying amount of an asset is deemed not recoverable, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the recoverable amount. The review for impairment is carried out at the level where cash flows occur that are independent of other cash flows.
Impairment losses recognized in prior periods for intangible assets other than goodwill are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if and to the extent that there has been a change in the estimates used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Reversals of impairment are recognized in the Consolidated statements of income.

Accounting estimates and judgments
The cash flow projections used in the value in use calculations for intangible assets excluding goodwill contain various judgments and estimations. For intangible assets excluding goodwill, estimates are required to determine the (remaining) useful lives.

Philips did not make any acquisitions in 2025 (2024: no acquisitions).
Impairments in 2025 amounted to EUR 58 million (2024: EUR 188 million) and mainly relate to divested businesses.
The company uses scenarios in the business forecasting process, and the most reasonable and supportable assumptions that represent management’s best estimate are used as the basis for the value-in-use calculations.
The amortization and impairment of intangible assets is further specified in Income from operations.
The most notable intangible assets as of December 31, 2025, relate to the BioTelemetry customer relationships and technology with a carrying value of EUR 253 million and EUR 76 million and a remaining amortization period of 11 years and 7 years, respectively, and Spectranetics customer relationships and technology with a carrying value of EUR 210 million and EUR 126 million and a remaining amortization period of 12 years and 7 years, respectively. The most notable intangible assets as of December 31, 2024, relate to the BioTelemetry customer relationships and technology with value of EUR 316 million and EUR 108 million and a remaining amortization period of 12 years and 8 years, respectively, and Spectranetics customer relationships and technology with a carrying value of EUR 256 million and EUR 164 million and a remaining amortization period of 13 years and 8 years, respectively.
Philips Group
Intangible assets excluding goodwill in millions of EUR

	Brand names	Customer relationships	Technology	Product development	Product development in progress	Software	Other	Total
Balance as of January 1, 2024
Cost	629	2,593	2,908	2,432	635	929	139	10,265
Amortization / impairments	(511)	(1,718)	(1,895)	(2,096)	(91)	(662)	(101)	(7,075)
Book value	118	875	1,013	336	544	267	38	3,190
Additions	-	-	36	-	240	85	-	361
Assets available for use	-	-	-	266	(266)	-	-	-
Amortization	(19)	(92)	(138)	(162)	-	(95)	(1)	(506)
Impairments	(7)	-	(135)	(13)	(24)	(7)	(1)	(188)
Divestments and transfers to assets classified as held for sale	-	(11)	-	-	-	-	1	(10)
Translation differences and other	6	51	79	(9)	29	15	(37)	134
Total change	(20)	(52)	(158)	82	(21)	(3)	(38)	(209)
Balance as of December 31, 2024
Cost	671	2,722	2,900	2,659	624	984	-	10,559
Amortization / impairments	(573)	(1,899)	(2,044)	(2,241)	(101)	(719)	-	(7,578)
Book value	98	823	855	418	523	265	-	2,982
Additions	-	-	37	-	261	93	-	393
Assets available for use	-	-	-	321	(321)	-	-	-
Amortization	(17)	(77)	(118)	(162)	-	(90)	-	(464)
Impairments	-	-	(27)	-	(16)	(14)	-	(58)
Divestments and transfers to assets classified as held for sale	-	(1)	-	(58)	(5)	-	-	(63)
Translation differences and other	(8)	(86)	(64)	(19)	(40)	(4)	-	(220)
Total change	(25)	(164)	(171)	83	(120)	(14)	-	(413)
Balance as of December 31, 2025
Cost	530	2,423	2,590	2,705	510	995	-	9,752
Amortization / impairments	(457)	(1,764)	(1,906)	(2,204)	(108)	(745)	-	(7,183)
Book Value	73	659	684	500	403	250	-	2,569